(LOSS)/EARNINGS PER SHARE (Details) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 shares
Earnings per share [line items]
Loss for the period, attributable to the owners of the Company, basic | $	$ (3.7)	$ (96.9)		$ 1.4	$ (78.0)
Loss for the period, attributable to the owners of the Company, diluted | $	$ (3.7)	$ (96.9)		$ 1.4	$ (78.0)
Weighted-average number of ordinary shares (basic) (in shares)	505,249,607	384,499,607		483,672,684	384,499,607
Weighted-average number of ordinary shares (diluted) (in shares)	505,249,607	384,499,607		486,601,577	384,499,607
Loss per share (basic), (in USD per share) | $ / shares	$ (0.01)	$ (0.25)		$ 0.00	$ (0.20)
Loss per share diluted), (in USD per share) | $ / shares	$ (0.01)	$ (0.25)		$ 0.00	$ (0.20)
Vested And Unvested Shares Of Restricted Share Units, Performance Share Units, And Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	6,044,026	3,471,233	3,210,005	6,044,026	3,471,233	3,210,005
Unvested Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)				630,574
Unvested Performance Share Units And Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)				2,389,264